Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 5,090,000	$ 9,898,420	$ 15,766,703
Accounts receivable, net of allowance for doubtful accounts of $23,400 and $23,693 as of December 31, 2022 and December 31, 2021, respectively	47,502,000	134,914	155,167
Inventory	307,000	297,178	258,785
Current portion of loans receivable, net of allowance of $— and $71,184 at December 31, 2022 and 2021, respectively
Prepaid expenses and other current assets	319,000	317,439	1,789,328
Total Current Assets	53,218,000	10,647,951	17,969,983
Right to use assets	2,059,000	2,432,894
Property and equipment, net	1,497,000	1,894,962	2,280,267
Goodwill	2,626,000	2,626,399	2,626,399
Intangible assets, net	4,019,000	4,610,856	6,387,464
Deposit on farmland	8,802,000	4,914,191
Security deposits and other assets	102,000	102,273	167,770
Total Assets	72,323,000	27,229,526	29,431,883
Current Liabilities:
Accounts payable and accrued expenses	40,967,000	1,953,269	2,208,523
Accrued stock-based consulting expenses		3,601,987
Notes payable, current	3,727,000	222,356	347,510
Operating lease liability, current	511,000	560,444
Deferred revenue, current	93,000	95,392	49,728
Deferred rent, current			36,800
Other current liabilities	204,000	181,615	286,088
Total Current Liabilities	45,502,000	6,615,063	2,928,649
Notes payable, non-current	685,000	758,822	1,005,027
Operating lease liability, non-current	1,673,000	2,018,851
Deferred revenue, non-current	1,295,000	1,275,778	1,013,645
Deferred rent, non-current			91,295
Total Liabilities	49,155,000	10,668,514	5,038,616
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $0.0001 par value, 50,000,000 shares authorized, 29,287,212 and 26,110,268 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,000	2,929	2,611
Additional paid-in capital	103,395,000	95,913,147	95,760,493
Accumulated deficit	(80,231,000)	(79,355,064)	(71,369,837)
Total Stockholders’ Equity	23,168,000	16,561,012	24,393,267
Total Liabilities and Stockholders’ Equity	72,323,000	27,229,526	$ 29,431,883
Related Party [Member]
Current Liabilities:
Accrued stock-based consulting expenses		$ 3,603,000